Note 1 - Basis of Presentation and General Information - Concentration Risk by Charterer (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Charterer A [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage			13.00%